Note 3 - Property And Equipment (Details) - Summary of Property And Equipment (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 446,382	$ 446,382	$ 446,382
Less accumulated depreciation	(195,622)	(176,193)	(89,726)
	250,760	270,189	356,656
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	353,235	353,235	353,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	44,000	44,000	44,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 49,147	$ 49,147	$ 49,147